Label	Element	Value
Midcap Stock Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P MidCap 400 Index).

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65.24% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	65.24%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies. The fund currently considers "mid-cap companies" to be those companies with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the S&P MidCap 400 Index. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P MidCap 400 Index is a primary goal of the fund's investment process.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., selects stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum and sentiment and earnings quality measures.

Next, the fund's sub-adviser constructs the portfolio through a risk controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P MidCap 400 Index. Finally, within each sector and style subset, the fund seeks to overweight the stocks that have been ranked most attractive and underweight or not hold the stocks that have been ranked least attractive.

The fund's sub-adviser monitors the holdings in the fund's portfolio, and considers selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for purchasing it, such as deterioration in the company's fundamentals. In addition, the fund may sell a security if the sub-adviser determines better investment opportunities emerge elsewhere.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P MidCap 400® Index, an index reflecting the market segments in which the fund invests, and the S&P 1500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's shares to those of the S&P MidCap 400® Index, an index reflecting the market segments in which the fund invests, and the S&P 1500® Index, a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q4: 24.25 Worst Quarter 2020, Q1: (30.68)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
Midcap Stock Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Midcap Stock Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Midcap Stock Portfolio | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Midcap Stock Portfolio | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

Midcap Stock Portfolio | · Midsize company risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

Midcap Stock Portfolio | · Growth and value stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

Midcap Stock Portfolio | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

Midcap Stock Portfolio | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
Midcap Stock Portfolio | S&P 1500® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 1500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.46%
Midcap Stock Portfolio | S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P MidCap 400® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.72%
Midcap Stock Portfolio | Initial Shares
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,066
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.25%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(30.68%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.78%
Annual Return [Percent]	oef_AnnlRtrPct	15.47%
Annual Return [Percent]	oef_AnnlRtrPct	15.38%
Annual Return [Percent]	oef_AnnlRtrPct	(15.49%)
Annual Return [Percent]	oef_AnnlRtrPct	20.18%
Annual Return [Percent]	oef_AnnlRtrPct	8.11%
Annual Return [Percent]	oef_AnnlRtrPct	25.89%
Annual Return [Percent]	oef_AnnlRtrPct	(14.08%)
Annual Return [Percent]	oef_AnnlRtrPct	18.31%
Annual Return [Percent]	oef_AnnlRtrPct	12.61%
Annual Return [Percent]	oef_AnnlRtrPct	10.07%
Midcap Stock Portfolio | Service Shares
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,357
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.51%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.